Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

10.  Income Taxes

Income tax expense is summarized as follows:

	December 31, 2022	December 31, 2021
Federal	$—	$(362,150)
State	—	(81,743)
Total	—	(443,893)

Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company's deferred tax assets for federal income taxes consisted of the following:

Deferred tax assets	December 31, 2022	December 31, 2021
Net operating loss carryforwards	$8,650,404	$6,033,726
Stock option compensation	1,754,906	1,641,354
Orphan Drug credits	1,306,682	647,937
Capitalized start-up costs and other	12,788,834	12,403,925
Valuation allowance	(24,471,392)	(20,726,942)
Deferred tax assets	$—	$—

The Company does not have unrecognized tax benefits as of December 31, 2022 or December 31, 2021. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

The Company had NOL carryforwards for federal and state income tax purposes at December 31, 2022 and 2021 of approximately:

Combined NOL Carryforwards:	December 31, 2022	December 31, 2021
Federal	$34,116,553	$23,442,045
State	30,727,733	23,436,624

The pre-2018 net operating loss carryforwards have begun to expire for both federal and state income tax purposes. Net operating loss carryforwards post Tax Cuts and Jobs Act of 2017 have an indefinite life. In November 2019, the Company increased the number of shares outstanding resulting in a change of ownership, under the provisions of Internal Revenue Code Section 382 and similar state provisions. These provisions limit the Company’s ability to utilize these net operating loss carryforwards to offset future income. The amounts above reflect the amount of NOLs that the Company expects to be able to utilize as a result of the limitation. The Company recorded a 100% valuation allowance of the deferred tax assets as of December 31, 2022 because of the uncertainty of their realization.

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

Rate reconciliation:	December 31, 2022	December 31, 2021
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of Federal benefit	(3.9)%	(4.7)%
Orphan drug credit	(4.5)%	(0.4)%
Change in valuation allowance	29.0%	24.3%
Stock compensation	0.4%	—%
Other	—%	—%
Total provision	—%	(1.8)%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company’s 2018 to 2022 tax years remain open and subject to examination. All net operating losses and credits remain subject to review until utilized.